Permal Alternative Core Fund
PERMAL ALTERNATIVE CORE FUND
Investment objective
The fund seeks total return.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 36 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 76 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Permal Alternative Core Fund - USD ($)		Class A		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%	[1]	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[2]	none	[3]	1.00%	none	none	none	none
Small account fee ($)	[4]	$ 15		$ 15	none	none	none	none
[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[4]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Permal Alternative Core Fund		Class A	Class C	Class FI	Class R		Class I	Class IS
Management fees		0.65%	0.65%	0.65%	0.65%		0.65%	0.65%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.50%		none	none
Other expenses		0.34%	0.31%	0.52%	0.45%	[1]	0.35%	0.45%
Acquired fund fees and expenses (fees and expenses of underlying funds)		1.01%	1.01%	1.01%	1.01%		1.01%	1.01%
Dividend and interest expenses on securities sold short		0.22%	0.22%	0.22%	0.22%		0.22%	0.22%
Total annual fund operating expenses	[2]	2.47%	3.19%	2.65%	2.83%		2.23%	2.33%
Fees waived and/or expenses reimbursed	[3]	(0.09%)	(0.06%)	(0.27%)	(0.20%)		(0.10%)	(0.20%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		2.38%	3.13%	2.38%	2.63%		2.13%	2.13%
[1]	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the consolidated financial highlights in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest on securities sold short and extraordinary expenses) so that total annual operating expenses will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.90% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of exchange-traded funds and dividend and interest expense on securities sold short. These arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
  The expenses of the underlying funds are reflected
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - Permal Alternative Core Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	802	1,292	1,807	3,212
Class C	416	978	1,664	3,491
Class FI	241	798	1,381	2,963
Class R	266	858	1,476	3,142
Class I	216	688	1,186	2,557
Class IS	216	708	1,227	2,650

Number of years you own your shares ($)
Expense Example, No Redemption - Permal Alternative Core Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	802	1,292	1,807	3,212
Class C	316	978	1,664	3,491
Class FI	241	798	1,381	2,963
Class R	266	858	1,476	3,142
Class I	216	688	1,186	2,557
Class IS	216	708	1,227	2,650

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal investment strategies
The fund is a “fund of funds,” which is a term used to describe a mutual fund that pursues its investment objective by investing primarily in other investment companies, including mutual funds, closed-end funds and exchange-traded funds (ETFs) (underlying funds). The fund typically will invest, directly or through underlying funds and exchange-traded notes (ETNs), approximately
  50% to 100% of its total assets in alternative investments, including commodities, real estate assets, infrastructure assets, foreign currencies and hedge fund strategies
  0% to 50% of its total assets in equity-related investments
  0% to 50% of its total assets in fixed income-related investments
  0% to 40% in cash and cash equivalents
Hedge fund strategies may seek both long and short exposures to equities, fixed income, structured credit, currencies, commodities, real estate assets, infrastructure assets and other real assets. The fund will typically invest in multiple discrete styles of hedge fund investing, including, but not limited to, global macro strategies (including discretionary and systematic macro), managed futures, equity long-short, fixed income long-short, distressed debt and event driven. The fund may also employ various portfolio hedging strategies, including short-biased, volatility and tail-risk products that are expected to produce positive returns in adverse market environments.

The fund may not invest more than 10% of its total assets in any one investment considered by Permal Asset Management LLC (“Permal”) to be an alternative investment. For purposes of this restriction, all investments in hedge funds will be considered alternative investments.

The composition of the fund’s investment portfolio will vary over time, based on, among other things, quantitative and qualitative techniques and risk management guidelines. The fund may employ an asset allocation strategy to exploit perceived inefficiencies or imbalances in equity, fixed income or other asset classes in any region or country. Permal will allocate assets to securities and other instruments, various underlying funds and ETNs which, in its opinion, are consistent with its guidelines and invest in the markets and strategies as identified by its asset allocation process. In allocating assets to underlying funds, Permal may consider, among other factors, the general type of strategy employed, depth of experience, fee levels, value, growth potential, reputation in the industry, consistency, volatility, ability to perform in up and down markets and returns over time.

The fund may obtain exposure to investment strategies (including hedge fund strategies) through the use of one or more total return swaps through which the fund makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives or commodity interests actively managed by a third-party investment manager identified by Permal. The fund may not invest more than 10% of its total assets either directly or through swaps in any one investment considered by Permal to be an alternative investment.

The fund and certain underlying funds may engage in active and frequent trading to achieve their principal investment strategies, resulting in high portfolio turnover.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund in alphabetical order.

The fund’s investment strategies and portfolio investments differ from those of many other mutual funds. The manager and the subadviser may devote significant portions of the fund’s assets to pursuing investment opportunities or strategies including through the use of derivatives that may create a form of investment leverage in the fund. This approach to investing may make the fund a more volatile investment than other mutual funds and cause the fund to perform less favorably than other mutual funds under similar market or economic conditions.

Allocation risk. The fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in determining the fund’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Closed-end funds and exchange-traded funds risk. Investing in closed-end funds and ETFs will give the fund exposure to the securities comprising the closed-end fund or the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of closed-end funds and ETFs are traded on exchanges and may trade at either a premium or discount to net asset value. The fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by a closed-end fund or ETF in addition to the management fees and other expenses paid by the fund. The fund will pay brokerage commissions in connection with the purchase and sale of shares of closed-end funds and ETFs.

Commodity regulatory risk. The fund is deemed a “commodity pool” and the fund’s manager is considered a “commodity pool operator” with respect to the fund under the Commodity Exchange Act. The fund’s manager is therefore subject to dual regulation by the Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”). Due to recent regulatory changes, additional regulatory requirements may be imposed and additional expenses may be incurred by the fund. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Currency transactions risk. If changes in the currency exchange rates do not occur as anticipated, the fund may lose money on forward currency transactions. The fund’s and an underlying fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund or underlying fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund or an underlying fund, the manager, any subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund or an underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund or an underlying fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund or an underlying fund. If the proposed rule takes effect, it could limit the ability of the fund or an underlying fund to invest in derivatives.

Exchange-traded notes risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index underlying the ETN and the credit rating of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they have no periodic interest payments and principal is not protected.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign investments and emerging market risk. The fund and an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Hedging risk. There can be no assurance that the fund or the underlying funds will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Hedge funds risk. The fund may invest in underlying funds that are not registered as investment companies. As a result, the fund as an investor in these underlying funds would not have the benefit of certain protections afforded to investors in registered investment companies. Investments in hedge funds generally will be illiquid and generally may not be transferred without the consent of the underlying fund. The fund may be unable to liquidate its investment in an underlying unregistered fund when desired (and incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an unregistered fund, the fund may receive securities that are illiquid or difficult to value. The fund may not be able to withdraw from an underlying unregistered fund except at certain designated times, thereby limiting the ability of Permal to withdraw assets from an underlying unregistered fund due to poor performance or other reasons. The fees paid by unregistered funds to their advisers and general partners or managing members often are significantly higher than those paid by registered funds and generally include a percentage of gains.

Hedge fund strategies risk. The fund, both directly and through the underlying funds, may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including increased use of short sales, leverage and derivative transactions and hedging strategies. The fund may invest in underlying funds employing proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equities and fixed income securities. An underlying fund may change its investment objective or policies without the approval of the fund, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose. While the underlying funds invest principally in the securities constituting their asset class (e.g., equity or fixed income), under normal market conditions an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). As a result, depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the assets of the fund invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its intended allocation for that asset class.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund or an underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Leveraging risk. The value of your investment may be more volatile if the fund or an underlying fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Liquidity risk. Some assets held by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund or an underlying fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which an underlying fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Master limited partnership risk. The fund, both directly and through the underlying funds, may invest in master limited partnership (“MLP”) units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from direct and indirect investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. The fund may also invest in MLPs that operate in the asset management industry. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

Mortgage-backed and asset-backed securities risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks.

Non-diversification risk. To the extent an underlying fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Performance-based fee risk. The performance-based fees or allocations to portfolio managers of certain underlying funds may create an incentive for those portfolio managers to make investments that are riskier or more speculative than those that might have been made in the absence of a performance-based fee or allocation.

Portfolio turnover risk. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from fund performance.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund or an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund or an underlying fund also may lose any premium it paid on the security.

Real assets risk. Investments by the fund in an underlying fund that invests in real assets involve a high degree of risk, including significant financial, operating, and competitive risks. Real assets include properties, natural resources, commodities and infrastructure assets. Investments in underlying funds that invest in real assets expose the fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

Real estate investment trusts (REITs) risk. Investments in REITs expose the fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the fund.

Risks relating to inflation-indexed securities. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. The fund or an underlying fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the fund or an underlying fund holds an inflation-indexed security, the fund or the underlying fund may earn less on the security than on a conventional bond.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund or an underlying fund may be unable to enforce its rights against the issuers.

Subsidiary risk. By investing in a wholly-owned subsidiary, the fund is indirectly exposed to the risks associated with the subsidiary’s investments. The investments held by the subsidiary are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. Changes in the laws of the Cayman Islands, under which the subsidiary is organized, or changes in the laws of the United States, could prevent the subsidiary from operating as described in this Prospectus and could negatively affect the fund and its shareholders. There may also be federal income tax risks associated with the fund’s investment in a wholly-owned subsidiary.

Tracking error risk. The fund may hold long or short positions through investments in underlying funds and other instruments, such as ETFs and ETNs, whose investment objectives are to track (positively or negatively) the performance of a particular market or benchmark index. The performance of these instruments, however, may not match that of the indexes the instruments are designed to track, either on a daily or aggregate basis.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund compares its performance to that of a composite index consisting of 60% Morgan Stanley Capital International (“MSCI”) World Index (Gross) and 40% Barclays U.S. Aggregate Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (09/30/2010): 7.47 Worst Quarter (09/30/2011): (9.97)
Average annual total returns (%) (for periods ended December 31, 2015)
Average Annual Total Returns - Permal Alternative Core Fund	1 year	5 years	Since inception	Inception date
Class A	(6.92%)	2.81%	6.65%	Apr. 13, 2009
Class A | Return after taxes on distributions	(8.18%)	0.66%	4.75%
Class A | Return after taxes on distributions and sale of fund shares	(3.57%)	1.43%	4.57%
Class C	(2.96%)	3.27%	6.78%	Apr. 13, 2009
Class FI	(1.23%)	4.04%	7.58%	Apr. 13, 2009
Class I	(1.02%)	4.30%	7.86%	Apr. 13, 2009
Class IS	(0.97%)	4.30%	7.85%	Apr. 13, 2009
MSCI World Index (Gross) (reflects no deduction for fees, expenses or taxes)	(0.32%)	8.19%	13.14%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.20%
60/40 Composite Index (reflects no deduction for fees, expenses or taxes)	0.26%	6.41%	9.77%

Prior to July 31, 2013, the fund followed a different investment objective and investment strategies under the name “Permal Tactical Allocation Fund.”

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.